Fees Summary	Sep. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,272,452,863.78
Total Fee Amount	313,825.74
Total Offset Amount	0.00
Net Fee	$ 313,825.74
Offering Table N/A
Offset Table N/A	N/A